INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details) - USD ($) $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 25, 2019	Mar. 31, 2019	Mar. 15, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method				$ 135	$ 0	$ 135	$ 1,289
Gain (Loss) on Disposition of Business				$ 0	$ 0	0	$ 338
Acquisitions						235		$ 78
Chilean electricity transmission operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method			$ 1,300
Gain (Loss) on Disposition of Business								338
Gain (Loss) on Disposition of Business, Net of Tax								209
Reclassification adjustments on exchange differences on translation, net of tax								$ 35
European port operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Gain (Loss) on Disposition of Business						$ 10
Ownership Interest	40.00%
Brazilian Data Center Operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest		12.00%
Acquisitions		$ 188
Proportion of voting rights held in associate		50.00%